ASSETS HELD FOR SALE (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2014 USD ($) Parcel
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Number of parcel of land held-for-sale | Parcel		1
Number of facilities held for sale | Facility	3
Number of facilities sold | Facility	4
Net proceeds from sale of facilities held for sale	$ 25.5	$ 2.8
Gain from sale of facilities	8.8	$ 2.0
Impairment charge on SNF	$ 3.0